Financial instruments - Derivative and non-derivative financial instruments (Details) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2024 EUR (€) GWh / yr item	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 34,336,099	€ 33,566,579
Assets at end of period		32,735,034	€ 33,566,579
Liabilities at beginning of period		17,798,066
Liabilities at end of period		€ 17,230,395	17,798,066
Maximum
Reconciliation of changes in fair value measurement
Term of virtual power purchase agreement	15 years
Germany
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item	2
Expected annual electricity production under VPPAs | GWh / yr	125
United States
Reconciliation of changes in fair value measurement
Number of wind and solar energy project developers who signed contracts with company | item	1
Expected annual electricity production under VPPAs | GWh / yr	458
Percentage of Company's 2024 electricity consumption covered by vPPAs	54.00%
European Union
Reconciliation of changes in fair value measurement
Percentage of Company's 2024 electricity consumption covered by vPPAs	72.00%
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected electricity prices
Reconciliation of changes in fair value measurement
Increase in input		10.00%
Decrease in input		10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ 26,706
Sensitivity of derivatives embedded in vPPAs to decrease in input		€ (26,615)
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected production volumes
Reconciliation of changes in fair value measurement
Increase in input		10.00%
Decrease in input		10.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ (1,932)
Sensitivity of derivatives embedded in vPPAs to decrease in input		€ 1,932
Derivatives embedded in vPPAs | Fair Value | Level 3 | Expected interest rates
Reconciliation of changes in fair value measurement
Increase in input		1.00%
Decrease in input		1.00%
Sensitivity of derivatives embedded in vPPAs to increase in input		€ 2,166
Sensitivity of derivatives embedded in vPPAs to decrease in input		(2,443)
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period		29,154	32,002
Increase			3,085
Gain / loss recognised in profit or loss		(9,396)	(7,773)
Foreign currency translation and other changes		(896)	1,840
Assets at end of period		18,862	29,154
Other financial assets measured at FVPL | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period		142,264
Increase			41,225
Decrease		(16,566)	(2,292)
Reclassifications			90,457
Gain / loss recognised in profit or loss		(6,714)	4,987
Foreign currency translation and other changes		(4,745)	7,887
Assets at end of period		114,239	142,264
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		7,933	35,751
Increase		23	86
Decrease		(767)	(23,472)
Gain / loss recognized in profit or loss		(45)	(4,796)
Foreign currency translation and other changes		(245)	364
Liabilities at end of period		6,899	7,933
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		1,299,117	1,372,008
Increase		7,981	8,127
Decrease		(8,046)	(71,990)
Gain / loss recognized in equity		(55,839)	(91,987)
Foreign currency translation and other changes		(48,306)	82,959
Liabilities at end of period		€ 1,194,907	1,299,117
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value
Reconciliation of changes in fair value measurement
Increase in input, liabilities		10.00%
Increase (decrease) in fair value due to increase in input, liabilities		€ 71,850
Put option liabilities | Fair Value | Level 3 | Assumed earnings or enterprise value | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities		1.00%
Increase in fair value due to increase in input, as percentage of equity		1.00%
Derivatives embedded in vPPAs | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		€ 25,394
Settlements		(2,135)	(460)
Gain / loss recognized in profit or loss		(3,328)	24,959
Foreign currency translation and other changes		(614)	895
Liabilities at end of period		€ 19,317	€ 25,394